UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Institutional Mid-Cap Equity Growth Fund

(PMEGX)

This annual shareholder report contains important information about Institutional Mid-Cap Equity Growth Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Mid-Cap Equity Growth Fund	$62	0.61%

What drove fund performance during the past 12 months?

  Mid-cap growth stocks rose in 2025 but lagged other investment styles. After a challenging start to the year, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Versus the Russell Midcap Growth Index, the leading contributor to relative performance was stock selection in consumer staples. Shares of Dollar Tree advanced, aided by the announcement of the divestiture of the struggling Family Dollar business. Stock selection in energy, notably our holding in global offshore oil field service and equipment company TechnipFMC, also added value.

  On the negative side, the leading detractor from relative performance was health care due to stock choices. Shares of medical device maker Teleflex declined as investors took in announcements, including a tax-free spinoff of a portion of its business and the retirement of its CFO. Stock selection in industrials and business services also weighed on relative results. Our stake in human capital management software vendor Paylocity was a notable detractor in the sector; in addition, we avoided several names in the space with more speculative characteristics that had strong results.

  The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. We pay careful attention to risk and valuation relative to growth prospects, and our focus remains on owning quality companies with durable growth prospects and prudent balance sheets.

How has the fund performed?

Cumulative Returns of a Hypothetical $1 Million Investment as of December 31, 2025

	Fund	Regulatory Benchmark	Strategy Benchmark
2015	1,000,000	1,000,000	1,000,000
2016	997,465	1,009,683	1,005,791
2016	1,018,203	1,036,242	1,021,509
2016	1,063,364	1,081,814	1,068,415
2016	1,069,447	1,127,351	1,073,286
2017	1,159,305	1,192,098	1,147,283
2017	1,231,936	1,228,046	1,195,640
2017	1,288,039	1,284,185	1,258,806
2017	1,347,764	1,365,567	1,344,483
2018	1,402,684	1,356,766	1,373,717
2018	1,416,538	1,409,528	1,417,092
2018	1,527,119	1,509,942	1,524,430
2018	1,317,666	1,293,987	1,280,612
2019	1,540,597	1,475,708	1,531,881
2019	1,652,471	1,536,139	1,614,630
2019	1,640,465	1,553,997	1,603,756
2019	1,753,642	1,695,370	1,734,841
2020	1,330,369	1,341,042	1,387,179
2020	1,711,171	1,636,441	1,806,953
2020	1,855,515	1,787,117	1,976,329
2020	2,172,254	2,049,495	2,352,210
2021	2,239,996	2,179,574	2,338,914
2021	2,391,068	2,359,167	2,597,881
2021	2,394,365	2,356,767	2,578,139
2021	2,509,295	2,575,418	2,651,604
2022	2,218,756	2,439,475	2,318,024
2022	1,853,206	2,032,055	1,829,575
2022	1,777,516	1,941,331	1,817,628
2022	1,927,903	2,080,759	1,943,071
2023	2,070,762	2,230,164	2,120,588
2023	2,182,564	2,417,203	2,252,791
2023	2,078,698	2,338,552	2,135,106
2023	2,325,417	2,620,858	2,445,682
2024	2,524,623	2,883,451	2,677,937
2024	2,407,095	2,976,182	2,591,885
2024	2,553,820	3,161,573	2,761,429
2024	2,550,354	3,244,826	2,986,253
2025	2,366,438	3,091,607	2,773,627
2025	2,580,725	3,431,413	3,278,477
2025	2,625,860	3,711,972	3,369,596
2025	2,647,065	3,801,166	3,244,772

202501-4140694, 202601-5113235

E116-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Mid-Cap Equity Growth Fund	3.79%	4.03%	10.22%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell Midcap Growth Index (Strategy Benchmark)	8.66	6.65	12.49

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$3,019,535
  Number of Portfolio Holdings131
  Investment Advisory Fees Paid (000s)$24,008
  Portfolio Turnover Rate28.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	21.1%
Information Technology	20.0
Consumer Discretionary	19.4
Industrials & Business Services	15.0
Financials	8.3
Energy	4.0
Communication Services	4.0
Consumer Staples	3.2
Materials	2.9
Other	2.1

Top Ten Holdings (as a % of Net Assets)

Hilton Worldwide Holdings	2.4%
Agilent Technologies	2.1
PTC	2.0
Lattice Semiconductor	1.9
Yum! Brands	1.9
Mettler-Toledo International	1.8
Viking Holdings	1.7
Assurant	1.7
Tyler Technologies	1.6
Veeva Systems	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Institutional Mid-Cap Equity Growth Fund

 (PMEGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2025
Institutional Mid-Cap Equity
Growth Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 60 .46 $ 62 .92 $ 55 .87 $ 73 .93 $ 72 .47
Investment activities
Net investment income (loss)
(1)(2)
0 .02 0 .03 0 .09 0 .01 ( 0 .12 )
Net realized and unrealized gain/loss 2 .27 6 .06 11 .40 ( 17 .15 ) 11 .04
Total from investment activities 2 .29 6 .09 11 .49 ( 17 .14 ) 10 .92
Distributions
Net investment income ( 0 .07 ) ( 0 .03 ) ( 0 .10 ) – –
Net realized gain ( 10 .86 ) ( 8 .52 ) ( 4 .34 ) ( 0 .92 ) ( 9 .46 )
Total distributions ( 10 .93 ) ( 8 .55 ) ( 4 .44 ) ( 0 .92 ) ( 9 .46 )
NET ASSET VALUE
End of period $ 51 .82 $ 60 .46 $ 62 .92 $ 55 .87 $ 73 .93
Ratios/Supplemental Data
Total return
(2)(3)
3 .79% 9 .67% 20 .62% ( 23 .17 ) % 15 .52%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .61% 0 .61% 0 .61% 0 .61% 0 .61%
Net expenses after waivers/payments by Price
Associates 0 .61% 0 .61% 0 .61% 0 .61% 0 .61%
Net investment income (loss) 0 .03% 0 .04% 0 .16% 0 .01% ( 0 .15 ) %
Portfolio turnover rate 28 .8% 26 .1% 28 .6% 24 .1% 17 .7%
Net assets, end of period (in millions) $ 3,020 $ 4,899 $ 5,276 $ 4,846 $ 7,028
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
December 31, 2025

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.4%
COMMUNICATION
SERVICES  4.0%
Entertainment  1.8%
Liberty Media Corp-Liberty Formula
One, Class C (1) 490,339 48,303
Live Nation Entertainment (1) 42,400 6,042
54,345
Interactive Media & Services  0.8%
Reddit, Class A (1) 105,606 24,276
24,276
Media  1.4%
New York Times, Class A  498,400 34,599
Trade Desk, Class A (1) 179,015 6,795
41,394
Total Communication Services 120,015
CONSUMER
DISCRETIONARY  19.4%
Distributors  0.9%
Pool  111,600 25,529
25,529
Diversified Consumer
Services  1.9%
Duolingo (1) 39,700 6,967
Liberty Live Holdings, Class C (1) 260,800 21,688
McGraw Hill (1) 402,714 6,645
Service Corp. International  270,000 21,052
56,352
Hotels, Restaurants &
Leisure  11.7%
Domino's Pizza  111,439 46,450
DraftKings, Class A (1) 655,000 22,571
Hilton Worldwide Holdings  253,100 72,703
Planet Fitness, Class A (1) 394,300 42,770
Sportradar Group, Class A (1) 500,500 11,897
Texas Roadhouse  123,900 20,567
Viking Holdings (1) 720,189 51,429
Wingstop  44,400 10,589
Wyndham Hotels & Resorts  207,600 15,686
Yum! Brands  384,262 58,131
352,793
Household Durables  0.5%
TopBuild (1) 33,300 13,892
13,892
Specialty Retail  3.5%
Burlington Stores (1) 151,894 43,875
Ross Stores  152,600 27,489
Ulta Beauty (1) 56,403 34,124
105,488
Shares $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury
Goods  0.9%
Birkenstock Holding (1) 572,540 23,417
On Holding, Class A (1) 74,000 3,439
26,856
Total Consumer Discretionary 580,910
CONSUMER STAPLES  3.2%
Consumer Staples Distribution &
Retail  2.4%
Casey's General Stores  41,700 23,048
Dollar Tree (1) 385,600 47,433
Maplebear (1) 28,100 1,264
71,745
Food Products  0.8%
McCormick  350,700 23,886
23,886
Total Consumer Staples 95,631
ENERGY  4.0%
Energy Equipment &
Services  1.4%
TechnipFMC  960,877 42,817
42,817
Oil, Gas & Consumable
Fuels  2.6%
Cheniere Energy  155,100 30,150
DT Midstream  33,300 3,985
EQT  544,600 29,190
Expand Energy  146,100 16,124
79,449
Total Energy 122,266
FINANCIALS  8.3%
Capital Markets  4.6%
Bullish (1) 41,889 1,586
Cboe Global Markets  106,500 26,732
MSCI  83,100 47,677
Raymond James Financial  198,600 31,893
TPG  183,795 11,733
Tradeweb Markets, Class A  170,000 18,282
137,903
Financial Services  1.0%
Corpay (1) 58,736 17,675
Toast, Class A (1) 390,000 13,849
31,524
Insurance  2.7%
Assurant  206,100 49,639
Markel Group (1) 9,000 19,347
Ryan Specialty Holdings  213,143 11,005
79,991
Total Financials 249,418

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE  21.0%
Biotechnology  6.1%
Alnylam Pharmaceuticals (1) 101,982 40,553
Arcellx (1) 138,400 9,024
Ascendis Pharma, ADR (1) 92,700 19,767
Biogen (1) 63,200 11,123
BioNTech, ADR (1) 124,500 11,852
Caris Life Sciences (1) 316,926 8,551
CRISPR Therapeutics (1) 128,361 6,731
Cytokinetics (1) 234,300 14,888
Ionis Pharmaceuticals (1) 478,756 37,874
Natera (1) 26,674 6,111
Revolution Medicines (1) 94,700 7,543
Vaxcyte (1) 233,465 10,772
184,789
Health Care Equipment &
Supplies  4.6%
Alcon  114,800 9,048
Align Technology (1) 106,000 16,552
Cooper (1) 514,400 42,160
Hologic (1) 333,000 24,805
Masimo (1) 51,100 6,646
QuidelOrtho (1) 346,400 9,893
Teleflex  251,100 30,644
139,748
Health Care Providers &
Services  2.5%
Cencora  133,000 44,921
Encompass Health  144,800 15,369
Molina Healthcare (1) 91,900 15,948
76,238
Health Care Technology  1.6%
Veeva Systems, Class A (1) 216,900 48,419
48,419
Life Sciences Tools &
Services  5.5%
Agilent Technologies  465,800 63,381
Avantor (1) 1,881,200 21,559
Bruker  163,765 7,715
Mettler-Toledo International (1) 39,600 55,210
West Pharmaceutical Services  63,200 17,389
165,254
Pharmaceuticals  0.7%
Elanco Animal Health (1) 922,600 20,879
20,879
Total Health Care 635,327
INDUSTRIALS & BUSINESS
SERVICES  14.5%
Aerospace & Defense  2.3%
BWX Technologies  106,800 18,459
StandardAero (1) 595,648 17,083
Shares $ Value
(Cost and value in $000s)
‡
Textron  402,700 35,104
70,646
Commercial Services &
Supplies  1.0%
Veralto  296,500 29,585
29,585
Construction & Engineering  0.5%
Quanta Services  37,420 15,794
15,794
Ground Transportation  1.9%
Old Dominion Freight Line  215,000 33,712
XPO (1) 171,300 23,281
56,993
Industrial Conglomerates  0.1%
Bending Spoons, Class C,
Acquisition Date: 10/28/25,
Cost $4,055 (EUR) (1)(2)(3) 45,575 4,088
4,088
Machinery  3.1%
Esab  306,020 34,188
Fortive  165,601 9,143
Ingersoll Rand  408,200 32,338
ITT  107,400 18,635
94,304
Professional Services  4.5%
Booz Allen Hamilton Holding  333,000 28,092
Broadridge Financial Solutions  38,700 8,637
Equifax  62,100 13,475
Paylocity Holding (1) 214,466 32,706
TransUnion  386,229 33,119
UL Solutions, Class A  246,734 19,457
135,486
Trading Companies &
Distributors  1.1%
Ferguson Enterprises  155,200 34,552
34,552
Total Industrials & Business Services 441,448
INFORMATION
TECHNOLOGY  19.3%
Electronic Equipment,
Instruments & Components  2.7%
Amphenol, Class A  233,200 31,514
Corning  48,500 4,247
Keysight Technologies (1) 180,900 36,757
Ralliant  166,114 8,457
80,975
IT Services  0.5%
MongoDB (1) 34,200 14,353
14,353
Semiconductors & Semiconductor
Equipment  6.3%
Lattice Semiconductor (1) 792,339 58,300

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
MACOM Technology Solutions
Holdings (1) 211,000 36,140
Microchip Technology  566,500 36,098
Monolithic Power Systems  44,199 40,060
NXP Semiconductors  93,500 20,295
190,893
Software  9.2%
Atlassian, Class A (1) 110,270 17,879
Aurora Innovation (1) 1,089,332 4,183
CCC Intelligent Solutions
Holdings (1) 3,608,887 28,691
HubSpot (1) 24,800 9,952
Manhattan Associates (1) 145,400 25,199
Monday.com (1) 74,000 10,919
Netskope, Class A (1) 194,038 3,403
Onestream (1) 351,059 6,453
PTC (1) 352,241 61,364
Tyler Technologies (1) 107,400 48,754
Unity Software (1) 273,631 12,086
Zoom Communications (1) 271,300 23,411
Zscaler (1) 111,060 24,980
277,274
Technology Hardware, Storage &
Peripherals  0.6%
Pure Storage, Class A (1) 266,083 17,830
17,830
Total Information Technology 581,325
MATERIALS  2.7%
Construction Materials  1.1%
Martin Marietta Materials  52,740 32,839
32,839
Containers & Packaging  1.6%
Avery Dennison  160,500 29,192
Ball  364,100 19,286
48,478
Total Materials 81,317
REAL ESTATE  0.4%
Real Estate Management &
Development  0.4%
CoStar Group (1) 199,600 13,421
Total Real Estate 13,421
Total Miscellaneous Common
Stocks  0.6% (4) 17,312
Total Common Stocks (Cost
$2,036,690) 2,938,390
CONVERTIBLE PREFERRED STOCKS  0.9%
INFORMATION
TECHNOLOGY  0.7%
Software  0.7%
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $3,789 (1)(2)(3) 51,566 9,798
Shares $ Value
(Cost and value in $000s)
‡
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $1,250 (1)(2)(3) 17,003 3,231
Databricks, Series J, Acquisition
Date: 12/17/24, Cost $2,611 (1)(2)(3) 28,226 5,363
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,467 (1)(2)(3) 166,336 2,543
Total Information Technology 20,935
MATERIALS  0.2%
Chemicals  0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $3,882 (1)(2)(3) 81,901 3,855
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $7,712 (1)(2)(3) 186,841 3,404
Total Materials 7,259
Total Convertible Preferred Stocks
(Cost $22,711) 28,194
SHORT-TERM INVESTMENTS  1.7%
Money Market Funds  1.7%
T. Rowe Price Government Reserve
Fund, 3.77% (5)(6) 51,958,561 51,959
Total Short-Term Investments
(Cost $51,959) 51,959
Total Investments in Securities
100.0% of Net Assets
(Cost $2,111,360) $ 3,018,543

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $32,282 and represents 1.1% of net assets.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.77% $ — $ — $ 345
T. Rowe Price Treasury Reserve Fund, 3.75% — — 3,018
Totals $ —# $ — $ 3,363+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government Reserve Fund, 3.77% $ —  ¤  ¤ $ 51,959
T. Rowe Price Treasury Reserve Fund, 3.75% 82,328  ¤  ¤ —
Total $ 51,959^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3,363 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $51,959.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $2,111,360) $ 3,018,543
Receivable for investment securities sold 2,650
Dividends receivable 539
Receivable for shares sold 352
Other assets 213
Total assets 3,022,297
Liabilities
Investment management fees payable 1,668
Payable for shares redeemed 943
Due to affiliates 15
Payable to directors 3
Other liabilities 133
Total liabilities 2,762
NET ASSETS $ 3,019,535
Net Assets Consist of:
Total distributable earnings (loss) $ 900,882
Paid-in capital applicable to 58,264,082 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 2,118,653
NET ASSETS $ 3,019,535
NET ASSET VALUE PER SHARE $ 51.82

T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $101) $ 25,520
Other 29
Total income 25,549
Expenses
Investment management 24,008
Shareholder servicing 29
Prospectus and shareholder reports 47
Custody and accounting 296
Registration 47
Legal and audit 37
Directors 13
Miscellaneous 31
Total expenses 24,508
Net investment income 1,041
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 889,641
Foreign currency transactions 13
Net realized gain 889,654
Change in net unrealized gain / loss
Securities (781,834)
Other assets and liabilities denominated in foreign currencies 17
Change in net unrealized gain / loss (781,817)
Net realized and unrealized gain / loss 107,837
INCREASE IN NET ASSETS FROM OPERATIONS
$ 108,878

T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,041 $ 2,163
Net realized gain 889,654 748,182
Change in net unrealized gain / loss (781,817) (273,055)
Increase in net assets from operations 108,878 477,290
Distributions to shareholders
Net earnings (576,329) (611,883)
Capital share transactions
*
Shares sold 743,441 463,543
Distributions reinvested 567,187 603,297
Shares redeemed (2,722,852) (1,309,083)
Decrease in net assets from capital share transactions (1,412,224) (242,243)
Net Assets
Decrease during period (1,879,675) (376,836)
Beginning of period 4,899,210 5,276,046
End of period $ 3,019,535 $ 4,899,210
*Share information (000s)
Shares sold 12,112 7,037
Distributions reinvested 10,945 9,969
Shares redeemed (45,820) (19,839)
Decrease in shares outstanding (22,763) (2,833)

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Institutional Mid-Cap Equity Growth Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2025, the fund realized $345,465,000 of net gain on $612,263,000 of in-kind redemptions.
In-Kind Subscriptions  Under certain circumstances, and when considered to be in the best interest of all shareholders, the fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription).
For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. In-kind subscriptions result in no gain or loss and no tax consequences for the fund.
During the year ended December 31, 2025, the fund accepted $28,977,000 of in-kind subscriptions, all of which were from other T. Rowe Price funds.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended December 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31,
2025, totaled $9,577,000 for the year ended December 31, 2025.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,934,302 $ — $ 4,088 $ 2,938,390
Convertible Preferred Stocks — — 28,194 28,194
Short-Term Investments 51,959 — — 51,959
Total $ 2,986,261 $ — $ 32,282 $ 3,018,543
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
12/31/25
Investment in Securities
Common Stocks $ — $ 33 $ 4,055 $ — $ 4,088
Convertible Preferred Stocks 21,851 11,615 — (5,272) 28,194
Total $ 21,851 $ 11,648 $ 4,055 $ (5,272) $ 32,282

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,129,377,000 and $2,504,302,000, respectively, for the year ended December 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital gains, if any) $ 3,616 $ 2,160
Long-term capital gain 572,713 609,723
Total distributions $ 576,329 $ 611,883
($000s)
Cost of investments $ 2,115,967
Unrealized appreciation $ 1,008,373
Unrealized depreciation (105,781)
Net unrealized appreciation (depreciation) $ 902,592

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

At December 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to post-October loss deferrals and late-year ordinary loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for post-October capital loss deferrals and late-year ordinary loss deferrals.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.60% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to an operating expense limitation pursuant to which Price Associates is contractually required to pay all operating expenses of the fund, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The fund is required to repay Price Associates for expenses previously paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limit in place at the time such amounts were paid; or (2) the current limit.
However, no repayment will be made more than three years after the date of a payment or waiver.
($000s)
Net unrealized appreciation (depreciation) $ 902,592
Loss carryforwards and deferrals (1,710)
Total distributable earnings (loss) $ 900,882
Expense limitation 0.05%
Expense limitation date 02/28/27
(Waived)/repaid during the period ($000s) $—

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2025, expenses incurred pursuant to these service agreements were $124,000 for Price Associates and $27,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12,
2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of December 31, 2025.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to $2,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Funds, Inc. and
Shareholders of T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Institutional Mid-Cap Equity Growth Fund (one of the funds constituting T. Rowe Price Equity Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31,
2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $664,172,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $22,197,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $20,966,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section 163(j), $463,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E116-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026